Financial and Other Assets - Schedule of Financial and Other Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Financial Instruments [Abstract]
Non-current receivables and deposits	$ 207	$ 163
Marketable equity and debt securities carried at fair value	397	364
Pension plans in a net asset position	446	224
Derivative assets	68	56
Non-current portion of inventories (Note 14)	350	213
Finite life intangibles	345	400	$ 395
Other	61	46
Financial and other assets	$ 1,874	$ 1,466